UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Pennsylvania Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Pennsylvania — 149.2%
Corporate — 7.0%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy, Nuclear Energy Corp. Project:
Mandatory Put Bonds, Series A, 3.38%, 1/01/35 (a)	$200	$203,510
Series B, 3.50%, 12/01/35 (a)	510	516,166
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	210	240,729
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	600	720,684
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT:
Amtrak Project,5.00%, 11/01/41	160	168,608
Aqua Pennsylvania, Inc. Project, 5.00%, 12/01/34	180	194,785

		2,044,482

County/City/Special District/School District — 23.4%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	190	196,270
5.00%, 5/01/42	450	461,884
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	370	407,507
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	125	141,704
Commonwealth of Pennsylvania, GO, 5.00%, 6/15/26	590	702,902
County of Lycoming Pennsylvania Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	100	105,646
County of Northampton Pennsylvania IDA, Rounte 33 Project,Tax Allocation Bonds, 7.00%, 7/01/32	180	192,278
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	100	110,224

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
Marple Newtown School District, GO (AGM), 5.00%, 6/01/31	$600	$674,568
Owen J. Roberts School District, GO, 4.75%, 11/15/25	700	784,952
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	100	109,432
Philipsburg-Osceola Pennsylvania Area School District, GO (AGM), 5.00%, 4/01/41	155	164,230
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	310	333,331
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	220	230,564
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/43	1,805	1,991,186
Township of Falls Authority, Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	200	214,960

		6,821,638
Education — 25.8%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	110,914
5.00%, 8/15/25	100	110,182
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	213,570
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	415	451,653
Villanova University, 5.25%, 12/01/31	100	109,052
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	150	160,822
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	265	267,104

BlackRock Pennsylvania Strategic Municipal Trust	July 31, 2014	1

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, RB (concluded):
Thomas Jefferson University, 5.00%, 3/01/40	$1,000	$1,058,280
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	1,180	1,273,668
La Salle University, 5.00%, 5/01/37	340	356,602
La Salle University, 5.00%, 5/01/42	255	267,090
Thomas Jefferson University, 4.00%, 3/01/37	70	68,767
Trustees of The University of Pennsylvania, Series C, 4.75%, 7/15/35	500	515,450
Widener University, Series A, 5.25%, 7/15/33	220	234,720
Widener University, Series A, 5.50%, 7/15/38	45	48,252
Pennsylvania State University, RB, 5.00%, 3/01/40	1,000	1,114,590
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	215	240,348
Township of East Hempfield IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	100	102,895
5.00%, 7/01/45	100	101,723
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	610	695,022

		7,500,704
Health — 30.7%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A3, 5.50%, 11/01/31	500	572,815
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	390	463,523

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	$210	$208,950
Diakon Lutheran, 6.38%, 1/01/39	500	539,850
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	500	557,230
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 7/01/42	415	437,850
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Community, Series A, 4.50%, 11/15/36	65	64,454
County of Montgomery Pennsylvania IDA, Refunding RB, Acts Retirement-Life Communities:
5.00%, 11/15/27	175	186,618
5.00%, 11/15/28	110	116,688
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 8/01/41	460	537,722
Geisinger Authority Pennsylvania, RB, Health System, Series A, 5.25%, 6/01/39	1,000	1,079,920
Lancaster IDA, Refunding RB:
5.38%, 5/01/28	100	105,376
5.75%, 5/01/35	120	127,969
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	215	213,650
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	1,000	1,070,900
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children's Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	940	1,009,786

BlackRock Pennsylvania Strategic Municipal Trust	July 31, 2014	2

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/35	$215	$231,957
Southcentral General Authority, Refunding RB, Wellspan Health Obligation Group, Series A, 6.00%, 6/01/29	1,250	1,428,512
_____________
		8,953,770
Housing — 13.5%
Pennsylvania HFA, RB, S/F Mortgage, Series 114-C:
3.65%, 10/01/37	390	379,852
3.70%, 10/01/42	625	592,650
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 092-A, AMT, 4.75%, 4/01/31	90	90,335
Series 096-A, AMT, 4.70%, 10/01/37	450	456,786
Series 097-A, AMT, 4.65%, 10/01/31	1,300	1,315,418
Series 099-A, AMT, 5.15%, 4/01/38	210	221,542
Series 110-B, 4.75%, 10/01/39	120	124,859
Series 115-A, AMT, 4.20%, 10/01/33	750	752,955

		3,934,397
State — 27.5%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 11/15/24	1,000	1,171,980
5.00%, 4/01/26	245	287,197
5.00%, 3/15/28	825	941,564
5.00%, 6/01/28	2,160	2,489,767
5.00%, 3/15/29	275	312,807
5.00%, 6/15/29	1,000	1,168,830
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	500	521,210

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State (concluded)
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/32	$1,000	$1,106,950

		8,000,305
Transportation — 16.8%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	1,325	1,400,777
AMT (AGM), 5.00%, 6/15/37	305	311,191
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	750	796,680
Delaware River Port Authority, RB, 5.00%, 1/01/37	315	344,418
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (b)	660	155,404
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (b)	175	50,705
Series A (AMBAC), 5.25%, 12/01/32	870	882,058
Sub-Series A, 5.13%, 12/01/26	100	110,509
Sub-Series A, 6.00%, 12/01/41	100	108,975
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	290	318,437
5.00%, 6/01/29	385	421,036

		4,900,190
Utilities — 4.5%
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series, 5.25%, 8/01/40	270	302,187
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	100	106,890
Series C (AGM), 5.00%, 8/01/40	350	374,283
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement, 5.25%, 12/01/41	195	214,777
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	30	32,704

BlackRock Pennsylvania Strategic Municipal Trust	July 31, 2014	3

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Utilities (concluded)
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	$70	$78,019
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	185	201,839

		1,310,699
Total Municipal Bonds in Pennsylvania		43,466,185
Guam — 0.6%

State — 0.6%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	150	164,155

Total Municipal Bonds — 149.8%		43,630,340

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Pennsylvania — 9.4%
Education — 3.3%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	850	957,100

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Pennsylvania (concluded)
Health — 6.1%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	$500	$541,600
Series A-1, 5.13%, 6/01/41	1,158	1,248,544

		1,790,144
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 9.4%		2,747,244
Total Long-Term Investments (Cost — $43,626,482) — 159.2%		46,377,584

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (d)(e)	105,799	105,799

Total Short-Term Securities (Cost — $105,799) — 0.4%	105,799

Total Investments (Cost — $43,732,281*) — 159.6%	46,483,383
Other Assets Less Liabilities — 1.7%	476,077
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.3%)	(1,543,641)
VRDP Shares, at Liquidation Value — (56.0%)	(16,300,000)

Net Assets Applicable to Common Shares — 100.0%	$29,115,819

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$42,222,048

Gross unrealized appreciation	$2,827,497
Gross unrealized depreciation	(109,603)

Net unrealized appreciation	$2,717,894

BlackRock Pennsylvania Strategic Municipal Trust	July 31, 2014	4

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Zero-coupon bond.
(c)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income

BIF Pennsylvania Municipal Money Fund	1,224,599	(1,118,800)	105,799	—

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

(18)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$2,242,969	$4,429
(4)	U.S. Treasury Long Bond	Chicago Board of Trade	September 2014	$549,625	245

Total					$4,674

•For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BlackRock Pennsylvania Strategic Municipal Trust	July 31, 2014	5

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	46,377,584		46,377,584
Short-Term Securities	$105,799	$—	—	$105,799

Total	$105,799	$46,377,584	—	$46,483,383

1 See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$4,674	$—	$—	$4,674

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BlackRock Pennsylvania Strategic Municipal Trust	July 31, 2014	6

Schedule of Investments (concluded)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$50,000	—	—	$50,000
Liabilities:
TOB trust certificates	$—	$(1,543,441)	—	$(1,543,441)
VRDP Shares	—	(16,300,000)	—	(16,300,000)

Total	$50,000	$(17,843,441)	$—	$(17,793,441)

There were no transfers between levels during the period ended July 31, 2014.

BlackRock Pennsylvania Strategic Municipal Trust	July 31, 2014	7

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 25, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 25, 2014